Offerings	Nov. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Senior Notes due 2032
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 699,454,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 60,852.50
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, and relates to the Registration Statement on Form S-3 (No. 333-289186) filed by Enbridge Inc. on August 1, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.850% Senior Notes due 2036
Amount Registered | shares	800,000,000
Maximum Aggregate Offering Price	$ 797,728,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 69,402.34
Offering Note	See Footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.350% Senior Notes due 2056
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 597,528,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 51,984.94
Offering Note	See Footnote 1.